Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2017